CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 626	$ 571	$ 198
Other comprehensive income (loss):
Foreign currency translation adjustments	1	4	(31)
Other derivative instrument adjustments, net of tax	0	(2)	(20)
Unrealized gains (losses) on available-for-sale securities, net of tax	5	0	(3)
Reclassification of (gains) losses, net of tax	(6)	2	8
Total other comprehensive income (loss), net of tax	0	4	(46)
Comprehensive income	$ 626	$ 575	$ 152